Operating Segment Information - Summary of Revenues from External Customers by Category of Products and Services (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	₱ 154,207	₱ 151,165	₱ 157,210
Non-service revenues	10,545	8,761	8,052
Revenues	164,752	159,926	165,262
Wireless [Member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	80,265	86,128	98,406
Revenues	87,193	91,288	102,639
Wireless [Member] | Mobile [member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	79,904	83,166	95,066
Wireless [Member] | Home broadband [member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	155	2,547	2,758
Wireless [Member] | MVNO and others [member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	206	415	582
Wireless [Member] | Sale of mobile handsets and broadband data modems [member]
Disclosure Of Operating Segments [Line Items]
Non-service revenues	6,928	5,160	4,233
Fixed Line [Member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	72,858	63,811	58,086
Non-service revenues	3,573	3,578	3,720
Revenues	76,431	67,389	61,806
Fixed Line [Member] | Voice [member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	22,986	25,296	25,502
Fixed Line [Member] | Data [member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	48,858	37,445	31,727
Fixed Line [Member] | Miscellaneous [member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	1,014	1,070	857
Fixed Line [Member] | Sale of computers, phone units and SIM cards [member]
Disclosure Of Operating Segments [Line Items]
Non-service revenues	3,056	2,706	2,907
Fixed Line [Member] | Point-product-sales [member]
Disclosure Of Operating Segments [Line Items]
Non-service revenues	517	872	813
All other services segments [Member]
Disclosure Of Operating Segments [Line Items]
Service revenues (Note 5)	₱ 1,128	₱ 1,249	₱ 817